Property, Plant and Equipment - Additional Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Impairments	[1]	$ 230,584,000	$ 180,051,000		$ 17,822,000
Equity investment impairment loss	[2]		3,110,000
Western Gas Partners, LP [Member] | Fort Union [Member]
Property, Plant and Equipment [Line Items]
Equity investment impairment loss			3,110,000	[2]	3,000,000
Western Gas Partners, LP [Member] | Third Creek Gathering System [Member]
Property, Plant and Equipment [Line Items]
Impairments		125,900,000
Western Gas Partners, LP [Member] | Third Creek Gathering System [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Market Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value		1,800,000
Western Gas Partners, LP [Member] | Kitty Draw Gathering System [Member]
Property, Plant and Equipment [Line Items]
Impairments		8,100,000
Western Gas Partners, LP [Member] | Kitty Draw Gathering System [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Market Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value		0
Western Gas Partners, LP [Member] | Hilight System [Member]
Property, Plant and Equipment [Line Items]
Impairments		38,700,000	8,200,000
Western Gas Partners, LP [Member] | Hilight System [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value		4,900,000
Western Gas Partners, LP [Member] | MIGC System [Member]
Property, Plant and Equipment [Line Items]
Impairments		34,600,000
Western Gas Partners, LP [Member] | MIGC System [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value		15,200,000
Western Gas Partners, LP [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairments		23,300,000	21,300,000		11,700,000
Western Gas Partners, LP [Member] | GNB NGL Pipeline [Member]
Property, Plant and Equipment [Line Items]
Impairments		10,900,000
Western Gas Partners, LP [Member] | GNB NGL Pipeline [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value		10,000,000
Western Gas Partners, LP [Member] | Chipeta Complex [Member]
Property, Plant and Equipment [Line Items]
Impairments		5,600,000
Western Gas Partners, LP [Member] | Chipeta Complex [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Market Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value		$ 1,500,000
Western Gas Partners, LP [Member] | Granger Complex [Member]
Property, Plant and Equipment [Line Items]
Impairments			158,800,000
Western Gas Partners, LP [Member] | Granger Complex [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value			48,500,000
Western Gas Partners, LP [Member] | Granger Straddle Plant [Member]
Property, Plant and Equipment [Line Items]
Impairments			3,700,000
Western Gas Partners, LP [Member] | Granger Straddle Plant [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value			600,000
Western Gas Partners, LP [Member] | Northeast Wyoming Facility [Member]
Property, Plant and Equipment [Line Items]
Impairments			2,000,000
Western Gas Partners, LP [Member] | Northeast Wyoming Facility [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Market Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated salvage value			$ 400,000
Western Gas Partners, LP [Member] | Newcastle System [Member]
Property, Plant and Equipment [Line Items]
Impairments					6,100,000
Western Gas Partners, LP [Member] | Newcastle System [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 Inputs [Member] | Valuation, Income Approach [Member]
Property, Plant and Equipment [Line Items]
Estimated fair value					$ 3,100,000

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Recorded in Impairments in the consolidated statements of operations.